Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transaction with Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Other expenses with related parties	$ 751	$ 618	$ 470
Other revenue [member]
Income:
Income from related party transaction	620	857	644
The Coca-Cola company [member]
Expenses:
Interest expense and fee paid to related party transaction			1
The Coca-Cola company [member] | Concentrate [member]
Expenses:
Purchase of goods from related party transaction	33,898	38,146	27,330
The Coca-Cola company [member] | Advertising [member]
Expenses:
Services received to related party transaction	1,392	2,354	1,316
Heineken [member]
Income:
Income from related party transaction	3,570	3,153	3,396
Heineken [member] | Raw material and beer [member]
Expenses:
Purchase of goods from related party transaction	24,942	16,436	14,467
Grupo Industrial Saltillo, S.A. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	457	427	407
Jugos del Valle, S.A.P.I. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	587	555	564
Jugos del Valle, S.A.P.I. de C.V. [member] | Juices [member]
Expenses:
Purchase of goods from related party transaction	3,905	3,310	3,082
Caffenio [member] | Coffee [member]
Expenses:
Purchase of goods from related party transaction	2,397	2,064	1,774
Grupo Industrial Bimbo, S.A.B. de C. V. [member] | Baked goods and snacks [member]
Expenses:
Purchase of goods from related party transaction	4,802	4,184	3,740
Promotora Industrial Azucarera, S.A. de C.V. [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	1,885	1,765	1,236
BBVA Bancomer, S.A. de C.V. [member]
Expenses:
Interest expense and fee paid to related party transaction	40	26	68
Beta San Miguel [Member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	1,827	1,349	1,264
Promotora Mexicana de Embotelladores, S.A. de C.V. [member] | Sugar, cans and aluminum lids [member]
Expenses:
Purchase of goods from related party transaction	839	759	587
Industria Envasadora De Queretaro SA De CVIEQSA [member] | Canned products [member]
Expenses:
Purchase of goods from related party transaction	804	798	731
Leao Alimentos e Bebidas, LTDA [member] | Inventories [member]
Expenses:
Purchase of goods from related party transaction	4,010	3,448	3,359
Grupo Televisa, S.A.B. de C.V. [member] | Advertising [member]
Expenses:
Services received to related party transaction	107	193	175
Grupo Nacional Provincial, S.A.B. [Member]
Expenses:
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B.	32	63	58
Fundacion FEMSA, A.C. [member]
Expenses:
Donations to related party transactions	23	62	30
Difusion y Fomento Cultural, A.C. [member]
Expenses:
Donations to related party transactions	$ 44	$ 49	$ 59